Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Aggregated Results of Discontinued Operations
The aggregated results of the discontinued operations for the years ended December 31, 2017, 2018 and 2019 are presented below:

	(In millions of yen)

	2017	2018	2019
Revenues	—	—	—
Other income (1)	—	566	96
Expenses	(19)	(6)	(19)
(Loss)/gain on foreign currency transactions	—	(10)	57 1

(Loss)/profit before tax from discontinued operations	(19)	550	648
Income tax benefits/(expenses) on liquidation (2)	6	(174)	(64)

(Loss)/profit for the year from discontinued operations (attributable to the shareholders of the Company)	(13)	376	584

(1)
For the year ended December 31, 2018 and 2019, the Group recognized a gain from discharge of debt amounting to 566 million yen and 96 million yen, respectively, in connection with the liquidation of the MixRadio business.

(2)
The income tax benefits/(expenses) for the year ended December 31, 2017, 2018 and 2019 are mainly due to the deductible temporary difference arising from the investment in MixRadio Limited, which incurred loss or profit during the periods.

Cash Flow Information of Discontinued Operations
The aggregated cash flow information of the discontinued operations for the years ended December 31, 2017, 2018 and 2019, are presented below:

	(In millions of yen)

	2017	2018	2019
Operating	(136)	18	0
Investing	—	—	—
Financing	—	(353)	(103)

Net cash outflow	(136)	(335)	(103)